Stock Compensation	12 Months Ended
Dec. 31, 2013
Stock Compensation
Stock Compensation

(12)              Stock Compensation

The Company’s stock option plan provides for the grant of options to purchase up to 547,492 shares of the Company’s common stock to officers and other key employees of the Company and its subsidiaries. All options have been granted at exercise prices equal to fair value and vest over periods ranging from four to five years, except options issued in 2008 to acquire 11,578 shares that vested immediately.

The following table summarizes the Company’s stock option activity:

				Weighted average
	Number of shares			exercise price
	December 31			December 31
	2013	2012	2011	2013	2012	2011
Outstanding, beginning of year	223,951	286,977	287,186	$23.74	$22.46	$22.46
Granted	0	0	0	0.00	0.00	0.00
Exercised	0	0	0	0.00	0.00	0.00
Forfeited	0	0	0	0.00	0.00	0.00
Expired	(102,546)	(63,026)	(209)	23.26	17.94	17.27
Outstanding, end of year	121,405	223,951	286,977	$24.14	$23.74	$22.46
Exercisable, end of year	106,888	205,616	258,206	$24.43	$23.81	$22.53

Options have been adjusted to reflect a 4% stock dividend paid on July 1, 2013.

Options outstanding at December 31, 2013 had a weighted average remaining contractual life of approximately 2.5 years and no intrinsic value. Options outstanding at December 31, 2012 had a weighted average remaining contractual life of approximately 3.0 years and no intrinsic value. No stock options were granted during the years presented above.

Options exercisable at December 31, 2013 had a weighted average remaining contractual life of approximately 2.3 years and no intrinsic value. Options exercisable at December 31, 2012 had a weighted average remaining contractual life of approximately 2.8 years and no intrinsic value. No stock options were exercised during the years presented above.

Total stock-based compensation expense for the years ended December 31, 2013, 2011, and 2010 was $19,000, $29,000, and $58,000, respectively. As of December 31, 2013, the total unrecognized compensation expense related to non-vested stock awards was $50,000 and the related weighted average period over which it is expected to be recognized is approximately 1.7 years.